UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.46%
Corporate Revenue Bonds – 9.71%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$2,500,000	$919,075
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	3,875,000	2,911,326
Brazos, Texas Harbor Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,546,140
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,965,110
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue (Electric &
Power Co. Project) Series A 3.60% 2/1/32	2,100,000	2,045,442
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corporation Project) 5.90% 10/1/26	1,695,000	1,268,013
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,196,150
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,420,660
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,584,126
Jasper County, Indiana Pollution Control Revenue (Northern) Series C 5.85% 4/1/19 (MBIA)	1,665,000	1,544,621
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	2,718,540
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	2,390,430
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power
Co.) Series B 4.875% 6/1/34	4,750,000	4,775,697
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines
Project) 6.25% 9/15/29 (AMT)	2,000,000	1,026,140
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/2/29 (AMT)	5,000,000	4,169,699
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,196,660
•Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A 5.20% 5/1/33	2,600,000	2,613,078
Richmond County, Georgia Development Authority Environmental Improvement Revenue
(International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	3,354,000
South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	389,940
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	333,585
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	2,004,438
ΩTobacco Settlement Financing Corporation, Virginia Senior Convertible Series B-2 5.20% 6/1/46	2,500,000	1,063,625
Tobacco Settlement Revenue Management Authority, South Carolina 5.00% 6/1/18	3,800,000	3,638,766
		50,075,261
Education Revenue Bonds – 5.27%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF Faculty
Student Housing) Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,220,336
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern
University) 5.25% 4/1/27 (RADIAN)	1,000,000	862,770
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	2,616,572
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	4,000,000	2,080,880
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	2,300,000	1,822,474
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols College Project) Series C
6.00% 10/1/17	810,000	734,095
6.125% 10/1/29	1,000,000	788,820

Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	5,001,400
New Hampshire Higher Educational & Health Facilities Authority Revenue (New Hampton
School Issue) 5.375% 10/1/28	3,070,000	2,213,746
^Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.50% 7/1/21 (MBIA)	2,000,000	919,220
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,750,000	1,153,040
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	819,145
5.35% 6/15/32	2,300,000	1,506,201
San Leanna, Texas Higher Educational Facilities Revenue (Saint Edwards University Project) 4.75% 6/1/32	1,150,000	741,440
Texas A & M University Revenue Financing System 5.00% 5/15/17	4,060,000	4,345,093
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	368,145
		27,193,377
Electric Revenue Bonds – 1.88%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	3,761,600
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)	2,000,000	1,825,520
Missouri State Environmental Improvement & Energy Resource Authority Pollution Control
Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,205,764
Puerto Rico Electric Power Authority Power Revenue Series PP 5.00% 7/1/25 (FGIC)	1,000,000	813,070
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)	1,000,000	1,075,270
		9,681,224
Escrowed to Maturity Bonds – 7.56%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	440,000	480,286
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	917,317
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	3,490,000	3,865,768
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding
(SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)	500,000	534,345
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)	5,000,000	5,650,300
5.50% 1/1/14 (FGIC)
5.50% 1/1/15 (FGIC)	7,310,000	8,375,067
5.50% 1/1/16 (FGIC)	1,000,000	1,141,800
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	15,375,354
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,200,000	2,667,896
		39,008,133
Health Care Revenue Bonds – 11.61%
Allegheny County, Pennsylvania Hospital Development Authority Revenue (University of
Pittsburgh Medical Center) Series A 5.00% 9/1/14	5,575,000	5,670,778
Arizona Health Facilities Authority Revenue (Banner Health) Series D 5.375% 1/1/32	2,500,000	2,146,000
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	560,000	587,563
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	806,250
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	1,805,000	1,350,212
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,500,000	980,415
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	3,125,795
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	4,000,000	3,652,760
Escambia County, Florida Health Facilities Authority Health Care Facilities Loan (VHA
Program) 5.95% 7/1/20 (AMBAC)	560,000	572,107
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,003,770
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,612,940
Indian River County, Florida Hospital District Revenue Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,001,080
Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue First
Mortgage (Mountain States Health) Series A 5.50% 7/1/36	3,000,000	2,020,830
Joplin, Missouri Industrial Development Authority Health Facilities Revenue (Freeman Health
System Project) 5.75% 2/15/35	345,000	273,675
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital Revenue
(East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,000,000	736,320

Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	1,874,380
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,193,960
(Oakwood Obligation Group) Series A 5.75% 4/1/32	2,500,000	2,084,275
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	5,275,980
Minneapolis, Minnesota Health Care Service Revenue (Fairview Health) Series A 6.625% 11/15/28	4,000,000	3,873,160
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding
(Lake Regional Health System Project) 5.70% 2/15/34	500,000	394,880
Montgomery County, Pennsylvania Industrial Development Authority Retirement Community
Revenue (Acts Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,176,360
New York State Dormitory Authority Revenue (Non State Supported Debt-Orange Regional
Medical Center) 6.50% 12/1/21	2,745,000	2,341,787
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	4,000,000	2,835,640
North Kansas City, Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)	500,000	447,070
Ohio State Higher Educational Facilities Community Revenue (Cleveland Clinic Health
System Obligation Group) Series A 5.25% 1/1/33	2,000,000	1,735,780
Palm Beach County, Florida Health Facilities Authority Revenue (Boca Raton Community
Hospital) 5.625% 12/1/31	2,000,000	1,458,640
Prince William County, Virginia Industrial Development Authority Hospital Revenue (Potomac
Hospital Corp.) 5.35% 10/1/36	250,000	198,375
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Revenue (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)	1,200,000	1,149,276
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.625% 9/1/26	2,500,000	1,789,225
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (MBIA)	2,500,000	2,501,325
		59,870,608
Housing Revenue Bonds – 2.80%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	340,000	339,966
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	616,504
(Leigh Meadows Apartments Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,531,275
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	1,736,100
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	468,440
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)	1,150,000	960,963
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake Preservation)
Series A-1 5.80% 12/20/41 (GNMA)	2,000,000	1,888,020
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,325,185
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	220,000	175,879
Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)	10,000	10,150
Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)	5,000	5,069
Loan C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)	20,000	20,809
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,200,205
Missouri State Housing Development Commission Multifamily Housing Revenue
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	405,905
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	135,000	140,904
Series E 6.95% 1/1/26 (GNMA) (FNMA)	130,000	132,934
Orange County, Florida Housing Finance Authority Homeowner Revenue Series B 5.25% 3/1/33 (GNMA) FNMA) (AMT)	155,000	125,068
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue (Pier Park
Project) Series A 6.05% 4/1/18 (GNMA) (AMT)	960,000	960,125
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	140,000	141,730
St. Louis County, Missouri Industrial Development Authority Housing Development Revenue
Refunding (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)	1,000,000	872,910
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series
A 5.60% 1/1/44 (FSA) (AMT)	500,000	405,080
		14,463,221

Lease Revenue Bonds – 2.11%
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (FSA)	700,000	705,670
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A	1,435,000	1,208,772
5.25% 12/1/19
5.50% 12/1/24	2,480,000	1,976,039
5.625% 12/1/28	2,930,000	2,249,566
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	552,946
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	470,000
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	1,010,910
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series F 5.25% 7/1/25	930,000	777,285
St. Charles County, Missouri Public Water Supply District #2 Certificates of Participation
(Missouri Project) Series B 5.10% 12/1/25 (MBIA)	500,000	420,460
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention
Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,497,499
		10,869,147
Local General Obligation Bonds – 4.96%
Boerne, Texas Independent School District Building 5.25% 2/1/27 (PSF)	4,000,000	4,002,640
Greene County, Missouri Reorganization School District R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)	1,500,000	1,596,870
Gwinnett County, Georgia School District 5.00% 2/1/11	8,000,000	8,474,560
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)	500,000	498,525
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)	75,000	75,732
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)	1,250,000	1,318,038
New York City, New York
Series I 5.125% 3/1/23	5,875,000	5,674,486
Series J 5.25% 6/1/28	2,055,000	1,949,270
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	1,989,440
		25,579,561
§Pre-Refunded Bonds – 24.78%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
Analyses) Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,508,980
California State 5.25% 2/1/30-12 (MBIA)	5,000	5,495
Deschutes County, Oregon Administrative School District #1 Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,074,120
Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,368,275
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33-14	5,000,000	5,518,700
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,076,220
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
5.50% 6/1/43-13	9,000,000	9,888,389
5.625% 6/1/38-13	7,500,000	8,279,475
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours Health
System) Series A 5.60% 11/15/30-11	130,000	144,806
Highlands County, Florida Health Facilities Authority (Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,669,155
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,653,900
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
Construction & Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,074,040
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)	1,175,000	1,237,675
Lee County, Florida Airport Revenue Series B 5.75% 10/1/33-10 (FSA)	3,000,000	3,241,800
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,252,980
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,500,000	1,596,585
Maryland State Economic Development Corporation, Student Housing Revenue (University of
Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,266,593
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
Pharmacy Project) Series C 5.75% 7/1/33-13	1,500,000	1,717,605
Miami-Dade County, Florida Educational Facilities Authority (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	7,000,000	7,698,670
5.75% 4/1/29-10 (AMBAC)	2,000,000	2,126,080

Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,171,040
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,174,100
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,343,623
New York City Series J 5.25% 6/1/28-13	2,895,000	3,238,347
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
Project) 5.125% 11/1/34-14	1,250,000	1,396,925
Orange County, Florida Health Facilities Authority Revenue (Adventist Health System) 5.625% 11/15/32-12	1,000,000	1,118,240
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	1,575,000	1,718,404
Osceola County, Florida School Board Certificates of Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,367,320
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
(Collegiate Housing Foundation - Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,406,920
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	3,000,000	3,254,220
Series G 5.00% 7/1/42-13	525,000	581,711
Series K 5.00% 7/1/35-15	3,500,000	3,945,865
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	3,495,000	3,764,395
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,678,480
Series NN 5.125% 7/1/29-13	1,400,000	1,558,367
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	175,000	192,056
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27-12 (FSA)	10,000,000	10,803,199
South Broward, Florida Hospital District Revenue (Memorial Health Care System) 5.625% 5/1/32-12	3,000,000	3,342,720
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
Florida Group) 5.25% 11/15/33-13	4,000,000	4,399,200
St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A 5.375% 7/1/21-12 (MBIA)	1,635,000	1,801,688
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)	1,250,000	1,339,488
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	730,000	838,150
		127,834,001
Special Tax Bonds – 7.24%
Belleville, Illinois Tax Increment Revenue (Frank Scott Parkway) Series A 5.70% 5/1/36	1,350,000	914,585
Bi-State Development Agency Missouri - Illinois Metropolitan District (Metrolink Cross County
Project) Series B 5.00% 10/1/32 (FSA)	2,000,000	1,782,740
California State Revenue (Anticipated Notes) Series A 5.50% 6/22/09	2,450,000	2,501,009
Dallas, Texas Area Rapid Transition Sales Tax Revenue Senior Lien 5.25% 12/1/38	4,000,000	3,814,360
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (MBIA)	695,000	696,835
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	2,315,000	1,209,240
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	975,324
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)	1,000,000	957,400
Jacksonville, Florida Excise Taxes Revenue Series B 5.00% 10/1/26 (AMBAC)	1,000,000	856,530
Lammersville, California School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	2,652,458
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Foundation) 5.00% 10/1/14	3,000,000	3,284,670
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	1,500,000	938,130
5.00% 1/1/32
5.125% 1/1/37	1,500,000	923,430
Missouri State Development Finance Board Infrastructure Facilities Revenue (Crackerneck
Creek Project) Series C 5.00% 3/1/26	500,000	437,155
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	689,750
5.75% 6/15/34	1,935,000	1,353,281
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	4,742,900
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,003,450
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	5,698,799
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (MBIA)	1,000,000	1,018,580
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16	915,000	915,860
		37,366,486
State General Obligation Bonds – 9.62%
California State
5.00% 11/1/21	4,515,000	4,343,069
5.00% 2/1/26 (AMBAC)	5,570,000	5,083,405
Connecticut State Series B 5.00% 4/15/20	7,000,000	7,274,330

Maryland State & Local Facilities Land Capital Improvement Second Series 5.00% 8/1/16	4,000,000	4,398,320
Maryland State & Local Facilities Land Capital Improvement Series A 5.00% 3/1/12	3,000,000	3,228,690
Massachusetts State Series A 5.00% 9/1/32	8,500,000	8,014,650
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	7,880,000	6,060,666
5.25% 7/1/23	500,000	432,705
5.50% 7/1/19 (MBIA)	11,500,000	10,800,224
		49,636,059
Transportation Revenue Bonds – 7.35%
Branson, Missouri Regional Airport Transportation Development District Revenue (Branson
Airport Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	979,440
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	2,703,638
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	1,912,192
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)	1,500,000	1,205,055
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	915,000	769,103
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	2,000,000	1,671,780
Metropolitan, New York Transportation Authority Revenue Series A 5.00% 11/15/18	5,300,000	5,292,898
Missouri State Highways & Transportation Commission State Refunded Revenue Series B 5.00% 5/1/24	9,000,000	9,038,430
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (MBIA)	6,240,000	6,446,918
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,244,784
•Series E-3 5.75% 1/1/38	4,320,000	4,456,598
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42	275,000	192,044
		37,912,880
Water & Sewer Revenue Bonds – 2.57%
Florida Village Center Community Development District Utility Revenue 5.00% 10/1/36 (MBIA)	500,000	408,960
Missouri State Environmental Improvement & Energy Resource Authority Water Pollution
Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)	1,060,000	1,063,159
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,024,079
Series A 5.25% 6/15/34	3,705,000	3,608,337
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (FSA)	1,000,000	1,135,730
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	476,315
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,535,917
		13,252,497
Total Municipal Bonds (cost $534,452,074)		502,742,455

Short-Term Investments – 0.11%
•Variable Rate Demand Notes – 0.11%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (United Jewish
Federation) Series B 0.78% 10/1/25	600,000	600,000
Total Short-term Investments (cost $600,000)		600,000

Total Value of Securities – 97.57%
(cost $535,052,074)		503,342,455
Receivables and Other Assets Net of Liabilities (See Notes) – 2.43%		12,515,707
Net Assets Applicable to 51,093,760 Shares Outstanding – 100.00%		$515,858,162

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA – Insured by the American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
VHA – Veterans Health Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to a specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$535,052,075
Aggregate unrealized appreciation	20,002,032
Aggregate unrealized depreciation	(51,711,652)
Net unrealized depreciation	$(31,709,620)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $753,437 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $72,146 expires in 2009 and $681,291 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$-
Level 2	503,342,455
Level 3	-
Total	$503,342,455

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 29% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (Standard & Poor’s) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, Standard & Poor's, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.55%
Corporate Revenue Bonds – 6.25%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project)
4.85% 4/1/21 (AMT)	$2,000,000	$1,357,460
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	2,020,000	1,517,646
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	515,380
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue
(Electric & Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,120,123
•Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	1,005,000	1,009,754
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	598,950
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	1,969,300
Jasper County, Indiana Pollution Control Revenue (Northern) Series B 5.60% 11/1/16 (MBIA)	2,290,000	2,190,522
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue
(Federal Express Corp. Project) 5.05% 9/1/12	1,000,000	946,410
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	2,840,000	2,855,364
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(USX Project) 5.00% 11/1/15	1,000,000	952,870
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PSEG Power LLC Project) 4.00% 1/15/42 (AMT)	5,500,000	5,504,951
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	750,500
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project) Series A
5.50% 5/1/22	1,000,000	797,660
South Carolina Tobacco Settlement Revenue Management Authority 5.00% 6/1/18	2,665,000	2,551,924
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	333,585
Toledo, Lucas County, Ohio Port Authority Development Revenue
(Northwest Ohio Bond Fund - Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)	290,000	291,079
		25,263,478
Education Revenue Bonds – 5.91%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	723,550
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	2,796,791
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	1,095,000	868,937
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (MBIA)	1,000,000	1,016,930
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	900,000	546,075
Illinois Finance Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	680,000	474,035
Marietta, Georgia Development Authority Revenue (Life University Income Project)
6.25% 6/15/20	1,180,000	1,005,950
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	788,820
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
5.50% 12/1/19	500,000	504,375
New York State Dormitory Authority Revenue (Brooklyn Law School) Series A
5.50% 7/1/18 (RADIAN)	1,000,000	984,230

Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	339,516
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,009,410
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	1,000,000	1,013,600
Texas A & M University Revenue Financing System
5.00% 5/15/12	3,655,000	3,914,395
5.00% 5/15/13	3,760,000	4,054,972
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)	250,000	252,925
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,054,009
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,279,700
5.00% 6/1/21	1,250,000	1,271,825
		23,900,045
Electric Revenue Bonds – 2.18%
•Burke County, Georgia Development Authority Pollution Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,338,924
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,105,100
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	563,048
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (MBIA)	2,000,000	2,064,980
South Carolina State Public Service Authority Revenue Refunding Series A 5.125% 1/1/21 (FSA)	1,000,000	995,940
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)	750,000	750,390
		8,818,382
Escrowed to Maturity Bonds – 0.05%
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated Project)
5.625% 5/15/26	180,000	182,671
		182,671
Health Care Revenue Bonds – 8.46%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,068,720
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	676,976
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	494,444
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,007,900
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project)
5.25% 7/1/37	2,300,000	1,404,679
•Highlands County, Florida Health Facilities Authority Revenue (Adventist Health System)
Series I 5.00% 11/15/29	2,000,000	2,025,480
Maryland State Health & Higher Education Facilities Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	818,006
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	432,195
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	1,686,379
Michigan State Hospital Finance Authority Revenue (Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,237,337
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	3,608,977
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B
5.60% 10/1/22	1,000,000	930,380
New York State Dormitory Authority Revenue
(Non State Supported Debt - Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	1,706,220
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	950,000	673,465
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health System)
Series A
5.00% 1/1/17	2,000,000	2,004,520
5.00% 1/1/18	1,000,000	992,390
Scottsdale, Arizona Industrial Development Authority Hospital Revenue
(Scottsdale Healthcare) Series A 5.00% 9/1/19	3,065,000	2,784,644
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	1,000,000	655,540
St. Louis Park, Minnesota Health Care Facilities Revenue Refunding (Nicollet Health Services)
Series C 5.50% 7/1/18	4,240,000	4,070,399

St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,182,960
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	778,610
		34,240,221
Housing Revenue Bonds – 1.71%
California Housing Finance Agency Revenue (Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,490,534
Puerto Rico Housing Finance Authority Subordinate (Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,416,764
		6,907,298
Lease Revenue Bonds – 3.89%
California State Public Works Board Lease Revenue
(Department of General Services - Butterfield Street) Series A 5.25% 6/1/25	1,000,000	932,010
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Series A
5.00% 6/1/18	1,340,000	1,256,893
5.00% 6/1/21 (AMBAC)	1,000,000	899,850
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,029,500
5.00% 10/15/24	3,000,000	2,916,541
5.50% 10/15/18	2,175,000	2,241,207
Minnesota State Retirement System Building Revenue 5.875% 6/1/27	765,000	784,553
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Crackerneck Creek Project) Series C 5.00% 3/1/28	1,100,000	941,105
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
5.25% 6/1/22	1,000,000	982,170
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J
5.00% 7/1/28	1,000,000	959,040
•Puerto Rico Public Finance Corporate Revenue Series A 5.25% 8/1/29 (MBIA)	620,000	601,214
Tobacco Settlement Financing New York Revenue (Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,178,347
		15,722,430
Local General Obligation Bonds – 9.85%
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B
5.00% 12/1/23 (AMBAC)	3,500,000	3,360,735
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,785,725
Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (FGIC)	2,940,000	2,813,462
Dallas, Texas 5.125% 2/15/15	3,000,000	3,290,160
Fairfax County, Virginia Refunding & Public Improvement 5.25% 4/1/14	3,500,000	3,878,595
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22	2,000,000	2,066,900
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,177,960
5.00% 2/1/21	2,175,000	2,247,123
Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,333,825
Licking County, Ohio Joint Vocational School District School Facilities Construction and Improvement
5.00% 12/1/19 (MBIA)	1,000,000	1,017,410
Los Angeles, California Unified School District Election 2004 Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,155,200
Mecklenburg County, North Carolina Public Improvement Series A 5.00% 2/1/11	4,775,000	5,061,357
Middlesex County, New Jersey Improvement Authority Revenue
(County Guaranteed Open Space Trust) 5.25% 9/15/20	1,000,000	1,030,660
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,503,430
Series G 5.25% 8/1/15	1,000,000	1,053,170
Series I 5.00% 8/1/21	1,000,000	970,510
Series J 5.50% 6/1/23	100,000	100,023
		39,846,245
§Pre-Refunded Bonds – 9.89%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09	1,850,000	1,907,073
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (FSA)	1,000,000	1,099,910
California State
5.00% 2/1/33-14 (MBIA)	1,800,000	2,014,506
5.25% 2/1/30-12 (MBIA)	5,000	5,495
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,326,817

Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,103,740
5.50% 2/15/23-14	1,000,000	1,115,700
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,064,110
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement - University Center Project) 6.00% 5/1/22-12	750,000	841,973
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,121,970
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (MBIA)	715,000	796,653
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	3,500,000	3,849,335
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A
5.75% 11/15/32-12	500,000	559,355
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	586,115
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,016,280
North Texas Health Facilities Development Corporation Hospital Revenue
(United Regional Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,129,450
Ohio State Higher Education Capital Facilities Series B 5.625% 5/1/14-10	5,780,000	6,095,876
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	945,000	1,031,042
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,773,247
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,115,310
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,112,810
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,220,240
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	896,006
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,159,480
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund)
6.00% 10/1/16-10	1,000,000	1,076,380
		40,018,873
Resource Recovery Bonds – 0.28%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,500,000	1,132,020
		1,132,020
Special Tax Bonds – 7.00%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	940,728
California State Economic Recovery
Series A 5.25% 7/1/14	1,000,000	1,083,920
•Series B 5.00% 7/1/23	3,365,000	3,510,132
California State Revenue Anticipated Notes Series A 5.50% 6/22/09	1,955,000	1,995,703
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,557,376
Dallas, Texas Civic Center Convention Complex Revenue Refunding & Improvement
4.875% 8/15/23 (MBIA)	1,500,000	1,433,835
East Homestead Community Development District, Florida Special Assessment Revenue
Series B 5.00% 5/1/11	365,000	335,453
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	992,060
Metropolitan Pier and Exposition Authority, Illinois Dedicate State Tax Revenue
(McCormick Place Expansion Project) Series A 5.50% 12/15/24 (MBIA) (FGIC)	2,000,000	2,020,580
Middlesex County, New Jersey Improvement Authority Senior Revenue
(Heldrich Center Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	625,420
Modesto, California Special Tax Community Facilities District #04-1 (Village 2)
5.15% 9/1/36	1,500,000	963,360
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	689,750
5.625% 6/15/18	1,000,000	840,510
•New York City, New York Transitional Finance Authority Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	1,000,000	1,055,120
New York State Thruway Authority Income Tax Revenue (Transportation) Series A
5.00% 3/15/20	1,000,000	1,028,020

Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	908,592
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	201,575
Series B 5.375% 11/1/23	1,000,000	771,040
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,589,278
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation
Revenue Refunding-Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,257,390
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,524,921
		28,324,763
State General Obligation Bonds – 26.35%
California State 5.25% 11/1/17	1,000,000	1,024,470
California State Refunding
5.00% 8/1/14	1,025,000	1,077,695
5.00% 11/1/15	1,795,000	1,878,916
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,013,940
Georgia State
Series B 5.00% 7/1/17	4,810,000	5,247,999
Series D 5.00% 7/1/11	6,865,000	7,326,808
Series E 5.00% 8/1/12	3,125,000	3,382,156
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,735,104
Maryland State & Local Facilities Loan
(First Series) 5.00% 3/15/19	3,675,000	3,883,189
(Second Series) 5.00% 8/1/17	1,500,000	1,623,135
Maryland State & Local Facilities Loan Capital Improvement
Series A 5.50% 3/1/14	1,850,000	2,068,578
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,464,300
Series C 5.00% 9/1/10	7,750,000	8,126,107
Minnesota State
5.00% 11/1/11	2,775,000	2,977,575
5.00% 6/1/14	900,000	986,931
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,234,852
North Carolina State 5.00% 6/1/14	1,700,000	1,869,626
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,308,800
5.00% 3/1/15	1,200,000	1,321,572
North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,407,720
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,069,013
Series D 5.00% 9/15/14	3,500,000	3,830,575
Pennsylvania State Refunding 5.50% 2/1/13	3,200,000	3,514,240
Pennsylvania State Second Series A 5.00% 8/1/13	4,000,000	4,346,360
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	3,470,000	3,031,045
5.25% 7/1/23	1,125,000	973,586
5.50% 7/1/17	4,415,000	4,236,766
•Puerto Rico Commonwealth Series A
5.00% 7/1/16 (Assured Gty)	2,110,000	2,166,210
5.00% 7/1/30	1,000,000	988,650
•Puerto Rico Public Finance Corporation Commonwealth Appropriation (LOC Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	985,280
Texas State Transportation Commission (Mobility Foundation) 5.00% 4/1/13	1,000,000	1,077,010
Texas State Water Financial Assistance Series B 5.50% 8/1/35	3,800,000	3,801,178
Virginia State Series B 5.00% 6/1/23	2,000,000	2,037,280
Washington State Variable Purpose
Series A 5.00% 7/1/16	1,000,000	1,079,830
Series B 5.00% 1/1/20	2,500,000	2,504,175
		106,600,671
Transportation Revenue Bonds – 9.57%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,261,698

Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien Series A-2
5.75% 1/1/20 (FSA) (AMT)	1,000,000	923,090
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	1,890,640
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,085,760
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (Assured Gty)	2,760,000	2,883,731
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,496,650
Series C 6.50% 11/15/28	2,860,000	2,985,611
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A 5.50% 10/1/19
(MBIA) (FGIC) (AMT)	1,000,000	920,400
New York State Thruway Authority Revenue (General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,565,089
North Texas Tollway Authority Dallas North Tollway System Revenue Series A
5.00% 1/1/20 (MBIA) (FGIC)	1,750,000	1,699,163
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	4,000,000	3,993,320
•Series E-3 5.75% 1/1/38	2,470,000	2,548,101
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,265,695
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,792,327
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,825,711
•Series B-1 5.00% 11/15/25	4,000,000	4,211,159
•Series B-3 5.00% 11/15/38	1,800,000	1,882,044
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	504,060
		38,734,249
Water & Sewer Revenue Bonds – 6.16%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,000,110
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21	2,430,000	2,488,101
Dallas, Texas Waterworks & Sewer System Revenue 5.00% 10/1/24 (FSA)	6,500,000	6,265,284
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (MBIA)	3,500,000	3,766,455
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,364,758
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,422,633
Series D 5.00% 9/15/23	3,360,000	3,374,717
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,250,760
		24,932,818
Total Municipal Bonds (cost $408,394,825)		394,624,164

Short-Term Investments – 0.10%
•Variable Rate Demand Notes – 0.10%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United Jewish Federation Project) Series A 0.78% 10/1/26	100,000	100,000
Luzerne County, Pennsylvania 0.78% 11/1/14	200,000	200,000
University of Minnesota Series C 0.60% 12/1/36	100,000	100,000
Total Short-Term Investments (cost $400,000)		400,000

Total Value of Securities – 97.65%
(cost $408,794,825)		395,024,164
Receivables and Other Assets Net of Liabilities (See Notes) – 2.35%		9,507,152
Net Assets Applicable to 37,597,914 Shares Outstanding – 100.00%		$404,531,316

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$408,794,825
Aggregate unrealized appreciation	4,848,573
Aggregate unrealized depreciation	(18,619,234)
Net unrealized depreciation	$(13,770,661)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $2,502,031 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $249,429 expires in 2011, $5,791 expires in 2012, $119,427 expires in 2014 and $2,127,384 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$-
Level 2	395,024,164
Level 3	-
Total	$395,024,164

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 16% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (Standard & Poor’s) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, Standard & Poor's, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: